PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Property Plant And Equipment Net
Recoverable amount of asset or cash-generating unit	$ 12,011,000
Impairment loss	$ 4,244,688